Consolidated Statements of Comprehensive Income and Other Comprehensive Income - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Comprehensive Income and Other Comprehensive Income
Income from sales, rentals and services	$ 8,092,000,000	$ 12,860,000,000	$ 16,261,000,000
Income from expenses and collective promotion fund	2,911,000,000	4,672,000,000	5,572,000,000
Operating costs	(4,422,000,000)	(6,159,000,000)	(7,337,000,000)
Gross profit	6,581,000,000	11,373,000,000	14,496,000,000
Net (loss)/gain from fair value adjustments of investment properties	(13,946,000,000)	37,740,000,000	(55,520,000,000)
General and administrative expenses	(1,989,000,000)	(1,834,000,000)	(1,996,000,000)
Selling expenses	(1,243,000,000)	(1,242,000,000)	(971,000,000)
Other operating results, net	(18,000,000)	193,000,000	(516,000,000)
(Loss)/ profit from operations	(10,615,000,000)	46,230,000,000	(44,507,000,000)
Share of (loss)/ profit of associates and joint ventures	(2,652,000,000)	267,000,000	(868,000,000)
(Loss)/ profit from operations before financing and taxation	(13,267,000,000)	46,497,000,000	(45,375,000,000)
Finance income	790,000,000	1,155,000,000	177,000,000
Finance cost	(5,470,000,000)	(5,247,000,000)	(4,794,000,000)
Other financial results	7,441,000,000	(6,952,000,000)	2,527,000,000
Inflation adjustment	1,555,000,000	(115,000,000)	(689,000,000)
Financial results, net	4,316,000,000	(11,159,000,000)	(2,779,000,000)
(Loss)/ profit before income tax	(8,951,000,000)	35,338,000,000	(48,154,000,000)
Income tax expense	(13,586,000,000)	(8,072,000,000)	9,219,000,000
(Loss)/ profit for the year	(22,537,000,000)	27,266,000,000	(38,935,000,000)
Other comprehensive income/ (loss) for the year: (i)
Currency translation adjustment in associates	(24,000,000)	(33,000,000)	0
Items that cannot be reclassified subsequently to profit or loss:
Revaluation surplus	155,000,000	411,000,000	0
Other comprehensive income/ (loss) for the year	131,000,000	378,000,000	0
Total comprehensive (loss)/ income for the year	(22,406,000,000)	27,644,000,000	(38,935,000,000)
Total comprehensive (loss)/ income attributable to:
Equity holders of the parent	(21,933,000,000)	25,668,000,000	(38,711,000,000)
Non-controlling interest	(604,000,000)	1,598,000,000	$ (224,000,000)
Attributable to:
Equity holders of the pare	$ 131,000,000	$ 378,000,000
(Loss)/ profit per share attributable to equity holders of the parent for the year: (ii)
Basic	$ (40.52)	$ 47.43	$ (71.52)
Diluted	$ (40.52)	$ 47.43	$ (71.52)